SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2022
SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGMENTS
SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGMENTS

4. SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGMENTS

The preparation of financial statements requires the use of accounting estimates. It also requires management to exercise judgment in the process of applying its accounting policies. Estimates and policy judgments are regularly evaluated and are based on management’s experience and other factors, including expectations about future events that are believed to be reasonable under the circumstances. Actual results may differ from these estimates. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Significant accounting policy judgments include:

●	The determination of functional currency requires judgment where the operations of the Company are changing or currency indicators are mixed. Additionally, the timing of a change in functional currency is a judgment as the balance of currency indicators may change over time. For the impact on the consolidated results from the change in functional currency, refer to Note 3b.
●	The assessment of the Company’s ability to continue as a going concern which requires judgment related to future funding available to identify new business opportunities and meet working capital requirements, the outcome of which is uncertain (refer to Note 1b); and
●	The application of the Company’s accounting policy for impairment of E&E assets which requires judgment to determine whether indicators of impairment exist including factors such as the period for which the Company has the right to explore, expected renewals of exploration rights, whether substantive expenditures on further E&E of resource properties are budgeted and evaluation of the results of E&E activities up to the reporting date. Management assessed impairment indicators for the Company’s E&E assets and has concluded that no impairment indicators exist as of December 31, 2022.

Significant sources of material estimation uncertainty include:

●	The determination of the fair value of warrants held as marketable securities by the Company (refer to Note 8);
●	The determination of the fair value of underwriter warrants issued by the Company as part of the IPO (refer to Note 12d); and
●	The determination of the fair value of share options and warrants issued by the Company (refer to Note 12c and 12d).